Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2020 (Unaudited)

Shares		Value
Common Stocks — 75.2%
Consumer Discretionary — 6.6%
Retail — 6.6%
6,400	AutoZone, Inc. *	$7,536,896
12,000	Domino's Pizza, Inc.	5,103,360
75,600	TJX Companies, Inc. (The)	4,207,140
		16,847,396
Consumer Staples — 4.7%
Household Products — 2.5%
67,000	Church & Dwight Co., Inc.	6,278,570
Retail — 2.2%
16,000	Costco Wholesale Corp.	5,680,000
		11,958,570
Financials — 1.8%
Commercial Services — 1.1%
8,000	S&P Global, Inc.	2,884,800
Insurance — 0.7%
60,500	Arch Capital Group, Ltd. *	1,769,625
		4,654,425
Healthcare — 14.1%
Electronics — 3.6%
9,700	Mettler-Toledo International, Inc. *	9,367,775
Healthcare Products — 9.7%
43,200	Danaher Corp.	9,302,256
17,000	IDEXX Laboratories, Inc. *	6,682,870
20,000	Thermo Fisher Scientific, Inc.	8,830,400
		24,815,526
Healthcare Services — 0.8%
5,600	IQVIA Holdings, Inc. *	882,728
4,000	UnitedHealth Group, Inc.	1,247,080
		2,129,808
		36,313,109
Industrials — 24.7%
Aerospace & Defense — 7.8%
55,000	HEICO Corp.	5,756,300
10,100	Northrop Grumman Corp.	3,186,449
23,700	Teledyne Technologies, Inc. *	7,351,977
8,000	TransDigm Group, Inc.	3,800,960
		20,095,686
Commercial Services — 4.2%
48,369	IHS Markit, Ltd.	3,797,450
129,000	Rollins, Inc. (1)	6,990,510
		10,787,960
Electrical Equipment — 0.8%
20,575	AMETEK, Inc.	2,045,155
Electronics — 3.5%
22,800	Roper Technologies, Inc.	9,008,508
Environmental Control — 3.5%
85,250	Waste Connections, Inc.	8,848,950
Housewares — 2.1%
65,300	Toro Co. (The)	5,481,935
Machinery Diversified — 1.1%
15,500	IDEX Corp.	2,827,355
Transportation — 1.7%
22,000	Union Pacific Corp.	4,331,140
		63,426,689
Information Technology — 14.3%
Commercial Services — 0.3%
4,900	WEX, Inc. *	680,953
Computers — 2.0%
23,000	Accenture PLC Class A	5,197,770
Diversified Financial — 2.6%
20,000	MasterCard, Inc. Class A	6,763,400
Software — 9.4%
2,000	Adobe, Inc. *	980,860
19,000	ANSYS, Inc. *	6,217,370
25,000	Cadence Design Systems, Inc. *	2,665,750
10,000	Fidelity National Information Services, Inc.	1,472,100
38,000	Fiserv, Inc. *	3,915,900
35,600	Salesforce.com, Inc. *	8,946,992
		24,198,972
		36,841,095
Materials — 3.2%
Chemicals — 2.6%
33,400	Ecolab, Inc.	6,674,656
Miscellaneous Manufacturers — 0.4%
9,500	AptarGroup, Inc.	1,075,400
Packaging & Containers — 0.2%
6,000	Ball Corp.	498,720
		8,248,776
Real Estate — 4.5%
REITS — 4.5%
23,000	American Tower Corp. REIT	5,559,790
18,500	SBA Communications Corp. REIT	5,891,880
		11,451,670

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2020 (Unaudited)

Shares		Value
Utilities — 1.3%
Electric — 1.3%
12,000	NextEra Energy, Inc.	$3,330,720
Total Common Stocks (Cost $52,880,408)		193,072,450

Principal
Amount		Value
Asset-Backed Securities — 0.9%
$250,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	259,224
43,923	GM Financial Automobile Leasing Trust, Series 2018-3, Class A3, 3.18%, 6/21/21	44,002
155,000	GM Financial Automobile Leasing Trust, Series 2018-3, Class A4, 3.30%, 7/20/22	155,872
350,000	GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72%, 3/20/23	356,601
150,000	Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54%, 3/21/25	156,749
250,000	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22 (2)	255,437
52,499	Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.67%, 12/15/21	52,617
143,266	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.01%, 12/15/21	143,810
233,708	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	235,015
115,000	Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3, 3.18%, 3/15/23	117,075
200,000	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.52%, 5/15/23	204,548
300,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, 12/20/23	307,185
Total Asset-Backed Securities (Cost $2,257,525)		2,288,135

Commercial Mortgage-Backed Securities — 3.2%
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	285,822
412,698	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	432,137
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	103,712
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	108,832
218,166	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	233,425
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	270,680
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25 (3)	220,436
550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	621,815
171,730	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A1, 2.34%, 7/25/26	180,611
200,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	220,896
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	287,716
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	285,923
222,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	253,137
160,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2, 3.19%, 9/25/27 (3)	183,737
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	288,251
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	296,201
197,607	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	212,332
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.63%, 11/25/45 (2)(3)	261,946
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.86%, 9/25/46 (2)(3)	106,805
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	305,747
225,000	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48 (2)(3)	244,868
200,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	205,214

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2020 (Unaudited)

Principal
Amount		Value
$64,825	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	$65,866
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	258,395
161,945	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	166,503
189,890	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	201,545
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48	166,672
200,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	227,555
250,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class ASB, 3.07%, 11/15/52	280,963
250,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.13%, 11/15/52	279,936
106,550	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	107,317
100,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	114,620
136,020	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	143,536
298,097	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	328,942
194,386	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	197,729
Total Commercial Mortgage-Backed Securities (Cost $7,725,096)		8,149,822
Corporate Bonds & Notes — 8.8%
Basic Materials — 0.4%
Chemicals — 0.4%
100,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	104,965
230,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	247,358
100,000	DuPont de Nemours, Inc., Senior Unsecured Notes, 2.17%, 5/1/23 (1)	101,032
150,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	167,055
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23 (1)	216,669
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	117,656
		954,735
Communications — 0.9%
Advertising — 0.0%
100,000	Omnicom Group, Inc., Senior Unsecured Notes, 2.45%, 4/30/30 (1)	102,861
Internet — 0.2%
125,000	Alphabet, Inc., Senior Unsecured Notes, 1.10%, 8/15/30 (1)	124,447
150,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	206,797
175,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	195,563
		526,807
Media — 0.3%
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	231,244
200,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	229,559
100,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	116,783
125,000	Walt Disney Co. (The), Guaranteed Notes, 2.65%, 1/13/31 (1)	134,959
		712,545
Telecommunications — 0.4%
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 2/15/27	225,647
200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	236,195
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	317,084
125,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50 (1)	144,976
		923,902
		2,266,115
Consumer, Cyclical — 0.5%
Auto Manufacturers — 0.1%
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23 (1)	208,999
150,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	162,710
		371,709
Auto Parts & Equipment — 0.1%
150,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	153,000

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2020 (Unaudited)

Principal
Amount		Value
Home Builders — 0.1%
$175,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23 (1)	$188,344
125,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	137,500
		325,844
Home Furnishings — 0.0%
100,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29 (1)	121,603
Retail — 0.2%
100,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27 (1)	113,793
150,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32 (1)	153,895
125,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	142,192
		409,880
		1,382,036
Consumer, Non-cyclical — 1.6%
Beverages — 0.3%
125,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	157,256
175,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	186,119
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	201,866
175,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	196,340
125,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49 (1)	134,377
		875,958
Biotechnology — 0.1%
150,000	Biogen, Inc., Senior Unsecured Notes, 2.25%, 5/1/30 (1)	153,612
100,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.60%, 10/1/40	99,436
125,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	130,894
		383,942
Commercial Services — 0.1%
150,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	175,125
100,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	109,118
		284,243
Food — 0.1%
125,000	Kroger Co. (The), Senior Unsecured Notes, 3.85%, 8/1/23	135,474
100,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25 (1)	118,260
		253,734
Healthcare Products — 0.2%
250,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26 (1)	290,223
150,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26 (1)	170,937
		461,160
Healthcare Services — 0.4%
150,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	164,789
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	219,000
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29	276,603
125,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31	134,635
150,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	196,812
		991,839
Household Products — 0.1%
125,000	Clorox Co. (The), Senior Unsecured Notes, 1.80%, 5/15/30 (1)	128,687
125,000	Clorox Co. (The), Senior Unsecured Notes, 3.05%, 9/15/22 (1)	130,542
		259,229
Pharmaceuticals — 0.3%
125,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26 (2)	136,154
150,000	Bristol-Myers Squibb Co., Senior Unsecured Notes, 5.25%, 8/15/43	211,679
100,000	Mylan N.V., Guaranteed Notes, 3.95%, 6/15/26	112,503
200,000	Zoetis, Inc., Senior Unsecured Notes, 3.25%, 2/1/23	211,024
		671,360
		4,181,465

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2020 (Unaudited)

Principal
Amount		Value
Energy — 0.6%
Oil & Gas — 0.4%
$100,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	$95,300
125,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30	147,286
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25 (1)	153,936
250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	289,836
150,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37 (1)	188,683
		875,041
Pipelines — 0.2%
100,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28 (1)	113,796
125,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	130,902
150,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	167,047
150,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48 (1)	186,535
		598,280
		1,473,321
Financial — 2.9%
Banks — 1.6%
200,000	Australia & New Zealand Banking Group, Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	219,871
175,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	175,233
150,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26 (1)	164,289
200,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	222,712
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	263,673
101,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	134,680
200,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25 (1)(3)	216,385
200,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	224,796
125,000	Credit Suisse AG, Senior Unsecured Notes, 2.95%, 4/9/25	136,470
100,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	109,090
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	145,293
125,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	140,689
150,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	159,765
150,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23 (1)	164,357
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	531,489
100,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29	106,393
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	253,208
200,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24 (1)	217,304
100,000	Royal Bank of Canada GMTN, Subordinated Notes, 4.65%, 1/27/26	118,040
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	255,035
125,000	Truist Bank, Subordinated Notes, (5-year Treasury Constant Maturity Rate + 1.15%), 2.64%, 9/17/29 (3)	129,678
		4,088,450

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2020 (Unaudited)

Principal
Amount		Value
Diversified Financial Services — 0.3%
$125,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	$123,410
150,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26	167,269
100,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30 (1)	109,074
150,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24 (1)	165,060
100,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	108,396
100,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	112,159
		785,368
Insurance — 0.5%
125,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	133,993
100,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29 (1)	115,348
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21	257,306
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	277,013
175,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29 (1)	195,047
200,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29 (1)	234,368
125,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	134,697
		1,347,772
REITS — 0.5%
150,000	American Tower Corp., Senior Unsecured Notes, 3.70%, 10/15/49 (1)	164,453
125,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25 (1)	138,509
100,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	114,728
200,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	233,279
125,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30	132,860
125,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	121,767
225,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	254,808
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	189,194
		1,349,598
		7,571,188
Industrial — 0.7%
Aerospace/Defense — 0.2%
250,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	298,004
175,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28 (1)	207,222
		505,226
Building Materials — 0.1%
125,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	141,599
Electronics — 0.1%
100,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30	102,789
125,000	Keysight Technologies, Inc., Senior Unsecured Notes, 3.00%, 10/30/29	136,644
100,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	101,939
		341,372
Miscellaneous Manufacturers — 0.1%
125,000	3M Co., Senior Unsecured Notes, 2.38%, 8/26/29 (1)	135,194
170,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	186,288
		321,482
Packaging & Containers — 0.1%
120,000	Ball Corp., Guaranteed Notes, 4.00%, 11/15/23	127,380
150,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	170,965
		298,345
Transportation — 0.1%
250,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	276,493
		1,884,517
Technology — 0.6%
Computers — 0.1%
100,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	108,109

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2020 (Unaudited)

Principal
Amount		Value
Semiconductors — 0.3%
$150,000	Applied Materials, Inc., Senior Unsecured Notes, 1.75%, 6/1/30	$154,557
225,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	270,030
125,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	149,776
125,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30 (1)	140,438
125,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30 (1)	131,224
		846,025
Software — 0.2%
125,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	134,476
100,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26 (1)	118,582
100,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29 (1)	113,992
100,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	101,594
		468,644
		1,422,778
Utilities — 0.6%
Electric — 0.5%
100,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	109,568
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	251,259
150,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	176,636
125,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29 (1)	133,937
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	195,394
125,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	126,986
125,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 1.60%, 8/15/30	122,907
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	140,969
		1,257,656
Gas — 0.1%
175,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	193,412
		1,451,068
Total Corporate Bonds & Notes (Cost $20,909,691)		22,587,223

Foreign Government Obligations — 0.4%
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	318,057
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	262,102
225,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	250,312
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	164,027
Total Foreign Government Obligations (Cost $926,972)		994,498

Long-Term Municipal Securities — 0.8%
California — 0.0%
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	119,030
District of Columbia — 0.1%
300,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	337,479
Michigan — 0.1%
150,000	Lincoln Consolidated School District, General Obligation Limited Series B, 4.32%, 5/1/37	164,579
New Mexico — 0.0%
100,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Revenue Bonds Series B, 4.41%, 8/1/46	121,552
New York — 0.2%
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	179,712
125,000	City of New York, General Obligation Limited Series F, Subseries F3, 3.63%, 4/1/32	139,675
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	164,845
		484,232
North Dakota — 0.1%
150,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited Series B, 2.70%, 5/1/32	157,728

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2020 (Unaudited)

Principal
Amount		Value
Texas — 0.2%
$250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	$279,000
150,000	Texas A&M University Board, Revenue Bonds Series B, 3.48%, 5/15/49	161,558
		440,558
Washington — 0.1%
125,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds, 3.31%, 1/1/43	132,970
Total Long-Term Municipal Securities (Cost $1,825,848)		1,958,128

U.S. Government Agency Obligations — 4.0%
250,000	FHLB, 3.00%, 10/12/21	257,369
120,000	FHLB, 3.25%, 6/9/23	129,654
250,000	FHLB, 3.25%, 3/8/24	275,248
52,616	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	55,031
63,317	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	71,052
434,670	FHLMC Gold PC Pool #G08732, 3.00%, 11/1/46	457,165
76,466	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	80,984
116,258	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	122,259
158,058	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	174,694
70,975	FHLMC Pool #A96409, 3.50%, 1/1/41	76,817
233,943	FHLMC Pool #AG08748, 3.50%, 2/1/47	248,399
250,000	FHLMC Pool #QB3856, 2.00%, 9/1/50	258,526
309,634	FHLMC Pool #SD8023, 2.50%, 11/1/49	325,046
170,000	FHLMC Pool #SD8098, 2.00%, 10/1/50	175,798
250,000	FNMA, 2.38%, 1/19/23 (1)	262,263
23,757	FNMA Pool #254733, 5.00%, 4/1/23	25,967
83,402	FNMA Pool #255667, 5.00%, 3/1/25	91,194
76,648	FNMA Pool #890236, 4.50%, 8/1/40	85,595
139,617	FNMA Pool #995245, 5.00%, 1/1/39	160,062
113,532	FNMA Pool #AA7720, 4.00%, 8/1/39	124,987
51,987	FNMA Pool #AB1259, 5.00%, 7/1/40	59,839
168,567	FNMA Pool #AB4449, 4.00%, 2/1/42	186,306
189,897	FNMA Pool #AB5472, 3.50%, 6/1/42	204,858
103,994	FNMA Pool #AB6286, 2.50%, 9/1/27	108,846
139,357	FNMA Pool #AB8144, 5.00%, 4/1/37	159,757
40,910	FNMA Pool #AD2351, 4.00%, 3/1/25	43,362
187,334	FNMA Pool #AD6374, 5.00%, 5/1/40	214,921
127,108	FNMA Pool #AH4865, 4.50%, 2/1/41	137,942
32,615	FNMA Pool #AH5434, 4.50%, 4/1/41	35,247
88,561	FNMA Pool #AH8932, 4.50%, 4/1/41	99,375
49,565	FNMA Pool #AI1019, 4.50%, 5/1/41	55,447
57,150	FNMA Pool #AI1105, 4.50%, 4/1/41	63,558
145,172	FNMA Pool #AI3052, 3.50%, 7/1/26	153,770
77,582	FNMA Pool #AJ6932, 3.00%, 11/1/26	81,399
161,156	FNMA Pool #AO2961, 4.00%, 5/1/42	178,095
689,168	FNMA Pool #AP1340, 3.50%, 7/1/42	745,311
394,772	FNMA Pool #AS9459, 4.50%, 4/1/47	429,903
225,191	FNMA Pool #AT0969, 3.00%, 4/1/43	239,926
459,008	FNMA Pool #AT8849, 4.00%, 6/1/43	507,190
124,425	FNMA Pool #AU6043, 3.00%, 9/1/43	132,248
177,626	FNMA Pool #AU7025, 3.00%, 11/1/43	189,095
121,462	FNMA Pool #AU8070, 3.50%, 9/1/43	130,971
143,151	FNMA Pool #AU8846, 3.00%, 11/1/43	152,596
72,783	FNMA Pool #AY2728, 2.50%, 2/1/30	76,175
72,159	FNMA Pool #AY5005, 4.00%, 3/1/45	78,329
79,640	FNMA Pool #BD8211, 4.00%, 4/1/47	85,483
371,340	FNMA Pool #CA5540, 3.00%, 4/1/50	395,061
36,514	FNMA Pool #MA0799, 4.00%, 7/1/26	38,798
197,618	FNMA Pool #MA4077, 2.00%, 7/1/50	204,358

Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2020 (Unaudited)

Principal
Amount		Value
$248,266	FNMA Pool #MA4100, 2.00%, 8/1/50	$256,733
99,737	FNMA Pool #MA4119, 2.00%, 9/1/50	103,139
61,655	GNMA, 3.00%, 4/16/39	64,547
112,699	GNMA I Pool #650494, 5.50%, 1/15/36	130,638
185,720	GNMA II Pool #MA1090, 3.50%, 6/20/43	201,286
90,357	GNMA II Pool #MA1520, 3.00%, 12/20/43	95,095
36,410	GNMA II Pool #MA2445, 3.50%, 12/20/44	39,013
150,697	GNMA II Pool #MA5076, 3.00%, 3/20/48	157,891
424,068	GNMA Pool #4016, 5.50%, 8/20/37	503,460
66,579	GNMA Pool #MA1375, 3.50%, 10/20/43	72,147
Total U.S. Government Agency Obligations (Cost $9,763,761)		10,270,225
U.S. Treasury Obligations — 3.6%
200,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	294,867
980,000	U.S. Treasury Bonds, 4.50%, 5/15/38 (1)	1,532,628
700,000	U.S. Treasury Bonds, 3.00%, 5/15/42	932,258
1,169,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,592,397
1,600,000	U.S. Treasury Notes, 0.25%, 4/15/23	1,604,313
160,000	U.S. Treasury Notes, 2.00%, 4/30/24	170,350
595,000	U.S. Treasury Notes, 2.25%, 11/15/24	644,413
200,000	U.S. Treasury Notes, 0.50%, 3/31/25	202,320
50,000	U.S. Treasury Notes, 2.63%, 12/31/25	56,049
350,000	U.S. Treasury Notes, 2.13%, 5/31/26	385,000
300,000	U.S. Treasury Notes, 2.88%, 5/15/28	353,109
1,200,000	U.S. Treasury Notes, 2.63%, 2/15/29	1,402,219
125,000	U.S. Treasury Notes, 1.75%, 11/15/29 (1)	137,690
Total U.S. Treasury Obligations (Cost $8,203,387)		9,307,613

Shares		Value
Short-Term Investments — 5.2%
Money Market Funds — 5.2%
7,984,661	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.027% (4)	7,984,661
5,373,376	State Street Navigator Securities Lending Government Money Market Portfolio (5)	5,373,376
		13,358,037
Total Short-Term Investments (Cost $13,358,037)		13,358,037
Total Investments (6) — 102.1% (Cost $117,850,725)		$261,986,131
Excess Of Liabilities Over Cash And Other Assets —(2.1)%		(5,389,713)
Net Assets —100.0%		$256,596,418

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2020, the market value of the securities on loan was $7,506,166.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Floating or variable rate security. The rate disclosed is the rate in effect as of September 30, 2020. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(4)	Rate reflects 7 day yield as of September 30, 2020.
(5)	Securities with an aggregate market value of $7,506,166 were out on loan in exchange for collateral including $5,373,376 of cash collateral as of September 30, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(6)	For federal income tax purposes, the aggregate cost was $117,850,725, aggregate gross unrealized appreciation was $144,803,734, aggregate gross unrealized depreciation was $668,328 and the net unrealized appreciation was $144,135,406.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$193,072,450	$—	$—	$193,072,450
Asset-Backed Securities	—	2,288,135	—	2,288,135
Commercial Mortgage-Backed Securities	—	8,149,822	—	8,149,822
Corporate Bonds & Notes*	—	22,587,223	—	22,587,223
Foreign Government Obligations	—	994,498	—	994,498
Long-Term Municipal Securities*	—	1,958,128	—	1,958,128
U.S. Government Agency Obligations	—	10,270,225	—	10,270,225
U.S. Treasury Obligations	—	9,307,613	—	9,307,613
Short-Term Investments	13,358,037	—	—	13,358,037
Total Investments in Securities	$206,430,487	$55,555,644	$—	$261,986,131

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.